Equity - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	May 25, 2018 shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Transactions costs related to share issuance | $			$ 57,000
Number of common shares issued upon exercise of share options | shares	923,077	923,077
Value of common shares issued upon exercise of share options	$ 676,000	$ 877,000
Proceeds from issue of common shares | $	17,815,000
Number of common shares issued upon exercise of share options | shares			53,854	53,854
Value of common shares issued upon exercise of share options | $			$ 214,000
Fair value of share options recognized as expense | $	926,000		892,000
Weighted average grant date fair value of options granted	$ 1.03		2.36		$ 1.30		$ 3.07
Deferred Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio | shares	1				1
Shares outstanding included in liabilities | $	$ 266,000		189,000
Share-based payments expense | $	$ 77,000		189,000
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio | shares	1				1
Shares outstanding included in liabilities | $	$ 97,000		64,000
Share-based payments expense | $	$ 33,000		64,000
Share based payment arrangement vesting period	3 years	3 years
Performance Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Share based payment arrangement other equity instruments conversion ratio | shares	1				1
Shares outstanding included in liabilities | $			142,000
Share-based payments expense | $	$ 142,000		$ 142,000
Share based payment arrangement other equity instruments vesting date	Dec. 31, 2031	Dec. 31, 2031
Maximum [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of share options allowed to be granted as percentage of number of issued shares	10.00%	10.00%
share options granted, term	5 years	5 years
Minimum [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share options vesting period	18 months	18 months
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares of common stock issued during period, warrants exercised | shares			1,000,000	1,000,000
Common stock issued during period, value, warrants exercised			$ 4,141,000	$ 5,170,000
Common Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares	84,707,143		44,678,701		84,707,143		44,678,701
Number of shares outstanding | shares	84,707,143		44,678,701		84,707,143		44,678,701
Bought Deal Financing
Disclosure Of Classes Of Share Capital [Line Items]
Common stock shares issued in financing | shares			8,062,000	8,062,000
Proceeds from issue of common shares			$ 39,237,000	$ 49,380,000
Stock issuance transaction costs			$ 2,799,000	$ 3,523,000
Rye Patch [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares of common stock issued for acquisition | shares	39,105,365				39,105,365	39,105,365
Common stock issued during period, value, acquisition	$ 69,771,000				$ 89,942,000
Transactions costs related to share issuance	$ 253,000	$ 327,000